Supplement Dated May 6, 2014 To The Current Prospectus and Statement of Additional Information For:

ING Focus Variable Annuity

Issued by ING USA Annuity and Life Insurance Company Through Its Separate Account B

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Statement of Additional Information (“SAI”), each dated April 30, 2007, as amended, and any subsequent supplements thereto. Please read it carefully and keep it with your current Contract Prospectus and SAI for future reference.

IMPORTANT INFORMATION REGARDING THE COMPANY

The first two paragraphs under the heading “ING USA Annuity and Life Insurance Company” in the
Prospectus and the entire disclosure under the heading “Description of ING USA Annuity and Life Insurance
Company” in the SAI are deleted and replaced with the following:

ING USA is an Iowa stock life insurance company, which was originally incorporated in Minnesota on
January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”),
which in turn is a wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.
Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya
Investment Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios,
respectively.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the
Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of
March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European
Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

In connection with the rebranding of ING U.S. as Voya FinancialTM, effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following table reflects additional investment portfolio name changes since the date of your last prospectus supplement.

Fund Name Changes
New Fund Name	Former Fund Name
Franklin Small Cap Value VIP Fund	Franklin Small Cap Value Securities Fund
VY PIMCO Bond Portfolio	ING PIMCO Total Return Portfolio

X.90516-14GW	Page 1 of 9	May 2014

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the investment portfolios listed below may leave their Contract value in these investments.

Closed Investment Portfolios

Voya International Index Portfolio (Class S)	VY JPMorgan Mid Cap Value Portfolio (Class S)
Voya Large Cap Growth Portfolio (Class S)	VY Oppenheimer Global Portfolio (Class I)
VY BlackRock Large Cap Growth Portfolio (Class I)	VY PIMCO Bond Portfolio (Class S)
VY Invesco Equity and Income Portfolio (Class I)

Open Investment Portfolios

The following chart lists the mutual funds (“Funds”) that are, effective May 1, 2014, available through the Contract, along with each Fund’s investment adviser/subadviser and investment objective. During the accumulation phase, you may allocate your premium payments and Contract value to any of the Funds available under the Contract.
More detailed information about these Funds can be found in the current prospectus and SAI for each Fund.

The investment results of the Funds are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the Funds carefully before investing. Please refer to the Fund prospectuses for additional information. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds.
Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge by contacting Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call 1-800-366-0066, by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Fund’s summary prospectus.

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
Fidelity→ VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the potential
(Service Class 2)	for capital appreciation. Seeks to achieve a yield which
exceeds the composite yield on the securities
Investment Adviser: Fidelity Management &	comprising the S&P 500® Index.
Research Company

Subadvisers: FMR Co., Inc. and other investment
advisers

Franklin Small Cap Value VIP Fund (Class 2)	Seeks long-term total return. Under normal market
conditions, the fund invests at least 80% of its net
Investment Adviser: Franklin Advisory Services,	assets in investments of small capitalization companies.
LLC

Pioneer Equity Income VCT Portfolio (Class II)	Seeks current income and long-term growth of capital
from a portfolio consisting primarily of income
Investment Adviser: Pioneer Investment	producing equity securities of U.S. corporations.
Management, Inc.

Voya Balanced Portfolio (Class S)	Seeks total return consisting of capital appreciation
(both realized and unrealized) and current income; the
Investment Adviser: Voya Investments, LLC	secondary investment objective is long-term capital
appreciation.
Subadviser: Voya Investment Management Co.
LLC

X.90516-14GW	Page 2 of 9	May 2014

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
Voya Global Bond Portfolio (Class S)	Seeks to maximize total return through a combination
of current income and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co.
LLC

Voya Growth and Income Portfolio (Class S)	Seeks to maximize total return through investments in
a diversified portfolio of common stocks and securities
Investment Adviser: Voya Investments, LLC	convertible into common stocks. It is anticipated that
capital appreciation and investment income will both
Subadviser: Voya Investment Management Co.	be major factors in achieving total return.
LLC

Voya Index Plus LargeCap Portfolio (Class S)	Seeks to outperform the total return performance of the
S&P 500 Index, while maintaining a market level of
Investment Adviser: Voya Investments, LLC	risk.

Subadviser: Voya Investment Management Co.
LLC

Voya Index Plus MidCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard and Poor’s MidCap 400 Index, while
Investment Adviser: Voya Investments, LLC	maintaining a market level of risk.

Subadviser: Voya Investment Management Co.
LLC

Voya Index Plus SmallCap Portfolio (Class S)	Seeks to outperform the total return performance of the
Standard and Poor’s SmallCap 600 Index, while
Investment Adviser: Voya Investments, LLC	maintaining a market level of risk.

Subadviser: Voya Investment Management Co.
LLC

Voya Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: Voya Investments, LLC	through investments in a diversified portfolio
consisting primarily of debt securities. It is anticipated
Subadviser: Voya Investment Management Co.	that capital appreciation and investment income will
LLC	both be major factors in achieving total return.

Voya International Index Portfolio (Class ADV)	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: Voya Investments, LLC	capital appreciation and income) of a widely accepted
international index.
Subadviser: Voya Investment Management Co.
LLC

Voya International Value Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co.
LLC

X.90516-14GW	Page 3 of 9	May 2014

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
Voya Large Cap Value Portfolio (Class S)	Seeks long-term growth of capital and current income.

Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co.
LLC

Voya Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC

Subadviser: Voya Investment Management Co.
LLC

Voya MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co.
LLC

Voya Multi-Manager Large Cap Core Portfolio	Seeks reasonable income and capital growth.
(Class S)

Investment Adviser: Directed Services LLC

Subadvisers: Columbia Management Investment
Advisers, LLC and The London Company of
Virginia d/b/a The London Company

Voya RussellTM Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses)
(Class S)	that correspond to the total return (which includes
capital appreciation and income) of the Russell Top
Investment Adviser: Voya Investments, LLC	200® Growth Index.

Subadviser: Voya Investment Management Co.
LLC

Voya Small Company Portfolio (Class S)	Seeks growth of capital primarily through investment
in a diversified portfolio of common stocks of
Investment Adviser: Voya Investments, LLC	companies with smaller market capitalizations.

Subadviser: Voya Investment Management Co.
LLC

Voya SmallCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co.
LLC

VY American Century Small-Mid Cap Value	Seeks long-term capital growth. Income is a secondary
Portfolio (Class S)	objective.

Investment Adviser: Directed Services LLC

Subadviser: American Century Investment
Management, Inc.

X.90516-14GW	Page 4 of 9	May 2014

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
VY Baron Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.

VY BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.
(Class S)*

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management,
LLC

* Class I shares of this Fund are available only to those
investors who were invested in the Initial Class
shares of the ING American Century Select Portfolio
as of April 29, 2005. On April 27, 2007, the ING
American Century Select Portfolio merged into the
ING BlackRock Large Cap Growth Portfolio.

VY Columbia Contrarian Core Portfolio (Class S)	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment
Advisers, LLC

VY Invesco Comstock Portfolio (Class S)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

VY Invesco Equity and Income Portfolio (Class S)	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

VY MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with
Investment Adviser: Directed Services LLC	the prudent employment of capital and secondarily,
seeks reasonable opportunity for growth of capital and
Subadviser: Massachusetts Financial Services	income.
Company

VY Oppenheimer Global Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.

VY T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio (Class S)

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

X.90516-14GW	Page 5 of 9	May 2014

Fund Name Investment Adviser/ Subadviser	Investment Objective(s)
VY T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term
growth of capital.

Investment Adviser: Directed Services LLC	Effective July 14, 2014, the investment objective will
change to: Seeks a high level of dividend income as
Subadviser: T. Rowe Price Associates, Inc.	well as long-term growth of capital through
investments in stocks.

VY T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily,
(Class S)	increasing dividend income.

Investment Adviser: Directed Services LLC	Effective July 14, 2014, the investment objective will
change to: Seeks long-term growth through
Subadviser: T. Rowe Price Associates, Inc.	investments in stocks.

VY Templeton Foreign Equity Portfolio (Class S)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC

X.90516-14GW	Page 6 of 9	May 2014

Notice of and Important Information About Upcoming Fund Reorganizations

Please Note: The following information only affects you if you currently invest in or plan to invest in a subaccount that corresponds to the investment portfolios referenced below.

The Board of Trustees of Voya Investors Trust approved separate proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios”:
Merging Portfolios	Surviving Portfolios
VY BlackRock Large Cap Growth Portfolio (Class I)*	Voya Large Cap Growth Portfolio (Class I)*
VY BlackRock Large Cap Growth Portfolio (Class S)	Voya Large Cap Growth Portfolio (Class S)*
VY MFS Total Return Portfolio (Class S)	VY Invesco Equity and Income Portfolio (Class S)
* These portfolios are closed to new investments and transfers.

The proposed reorganizations are subject to approval by the shareholders of each Merging Portfolio. If shareholder approval is obtained, it is expected each reorganization will become effective on or about July 18, 2014 (the
“Reorganization Date”). In connection with the merger of VY BlackRock Large Cap Growth Portfolio (Class I), the
Voya Large Cap Growth Portfolio (Class I) will be added for purposes of the merger and will then be closed to new investments and transfers.

On the Reorganization Date, a shareholder of each given Merging Portfolio will become a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the corresponding Surviving
Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the Contract.

Prior to the Reorganization Date, you may reallocate your Contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the Contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the Contract.
Contract value remaining in each Merging Portfolio on the Reorganization Date will be placed in the corresponding
Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to a given Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio if the
Surviving Portfolio is then available to new investments. If the Surviving Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any. You may provide alternative instructions by calling Customer Service at
1-800-366-0066.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolios are deleted. For more information, or information related to Investment Option Restrictions, please refer to your prospectus or call
Customer Service.

X.90516-14GW	Page 7 of 9	May 2014

NOTICE OF AND IMPORTANT INFORMATION REGARDING PROPOSED FUND SUBSTITUTIONS

The following information only affects you if you currently invest in the subaccount that corresponds to the Fidelity® VIP Equity-Income Portfolio and/or the Pioneer Equity Income VCT Portfolio

ING USA Annuity and Life Insurance Company (the “Company”) and its Separate Account B (the “Separate
Account”) have filed an application with the Securities and Exchange Commission to permit the following
“Replaced Funds” to be replaced with the following “Substitute Fund”:

Replaced Funds	Substitute Fund
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Voya RussellTM Large Cap Value Index Portfolio (Class S)
Pioneer Equity Income VCT Portfolio (Class II)

Prior to the implementation of the substitutions, the Voya RussellTM Large Cap Value Index Portfolio (Class S) will be added as an available investment option under your Contract.

The principal purposes of the substitutions are as follows:
•	Implement Business Plan. The substitutions are another step in the Company’s overall business plan to help make the Contract more attractive to customers and more efficient to administer and oversee. This plan involves providing funds available through the Contract that meet certain performance, risk and pricing guidelines.
•	Influence. The substitutions will replace unaffiliated funds with a fund that is advised and subadvised by affiliates of the Company. The Substitute Fund will only be available through variable insurance products offered by the Company or their affiliated insurance companies. Consequently, the Board of the Substitute
Fund has greater sensitivity to the needs of Contract Owners. The Company believes that the substitutions will enable them to exercise more influence over the management and administration of the funds offered through their Contract, thereby reducing costs and customer confusion.
•	Reduction of Costs. The Substitute Fund, which is managed by affiliated investment advisers, will allow the
Company to reduce costs by consolidating administration of the Substitute Fund with its other funds.
•	Due Diligence. The substitutions will allow the Company to respond to expense, performance and management matters that they have identified in their due diligence review of the funds available through the
Contract.

The following lists important information regarding the upcoming fund substitutions:
•	Prior to the fund substitutions you will receive another prospectus supplement which will indicate the substitutions effective date, provide you with further details about the Substitute Fund and reiterate your rights related to the substitutions. You will also receive a summary prospectus for the Substitute Fund.
•	Prior to the substitution effective date and for thirty days thereafter you may transfer amounts allocated to the subaccounts that invest in the Replaced Funds to any other available subaccounts or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).
•	On the substitution effective date your investment in the subaccounts that invest in the Replaced Funds will automatically become an investment in the subaccount that invests in the Substitute Fund with an equal total net asset value. Your Contract value immediately before the substitutions will equal your Contract value immediately after the substitutions.
•	Unless you provide us with alternative allocation instructions, after the substitution effective date all allocations directed to a subaccount that invested in a Replaced Fund will be automatically allocated to the subaccount that invests in the Substitute Fund. You may give us alternative allocation instructions at any time by contacting
Customer Service at: P.O. Box 9271, Des Moines, Iowa 50306-9271 or at 1-800-366-0066.
•	The overall expenses of the Substitute Fund are less than the overall expenses of each of the Replaced Funds.
The fees and expenses of the Substitute Fund will be provided to you prior to the substitution effective date.

X.90516-14GW	Page 8 of 9	May 2014

•	The investment objective and investment policies of the Substitute Fund are similar to the investment objective and policies of each of the corresponding Replaced Funds. The investment objective of the Substitute Fund along with information about the Substitute Fund’s investment adviser/subadviser will be provided to you prior to the substitution effective date.
•	After the substitution effective date, the Replaced Funds will no longer be available through the Contract and there will be no further disclosure regarding them in any future Contract prospectus or supplements to the
Contract prospectus.
•	You will not incur any fees or charges or any tax liability because of the substitutions.

X.90516-14GW	Page 9 of 9	May 2014